Fair Value of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]

	Level 1	Level 2	Level 3	Total
June 30, 2015		(in thousands)
Recurring Financial Liabilities:
Warrant derivative liabilities	$—	$—	$86	$86
Contingent earn-out payments	—	—	302	302
Total liabilities	$—	$—	$388	$388

	Level 1	Level 2	Level 3	Total
December 31, 2014		(in thousands)
Recurring Financial Liabilities:
Warrant derivative liabilities	$—	$—	$126	$126
Contingent earn-out payments	—	—	279	279
Total liabilities	$—	$—	$405	$405

	Level 1	Level 2	Level 3	Total
December 31, 2014
Recurring Financial Liabilities:
Warrant derivative liabilities	$—	$—	$126,168	$126,168
Contingent earn-out payments			279,000	279,000

Total liabilities	$—	$—	$405,168	$405,168
	Level 1	Level 2	Level 3	Total
December 31, 2013
Recurring Financial Liabilities:
Warrant derivative liabilities	$—	$—	$9,147,507	$9,147,507

Total liabilities	$—	$—	$9,147,507	$9,147,507

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

	Warrant Derivatives	Contingent Earn-out Payments	Total
		(in thousands)
Balance at January 1, 2015	$126	$279	$405
Issuances	—	—	—
Gain on revaluation of warrant derivative liabilities, net	(40)	—	(40)
Change in contingent earn-out adjustment included in interest expense	—	23	23
Settlements	—	—	—
Balance at June 30, 2015	$86	$302	$388
Total gains (losses) included in other income and expenses attributable to liabilities still held as of June 30, 2015	$40	$(23)	$17

	Warrant Derivatives	Contingent Earn-out Payments	Total
		(in thousands)
Balance at January 1, 2014	$9,147	$—	$9,147
Issuances	—	410	410
Gain on revaluation of warrant derivative liabilities, net	(1,374)	—	(1,374)
Settlements	(6,821)	—	(6,821)
Balance at June 30, 2014	$952	$410	$1,362
Total gains included in other income and expenses attributable to liabilities still held as of June 30, 2014	$776	$—	$776

		Conversion
		Element of	Conversion		Contingent
	Warrant	Promissory	Element of	Series A CPS	Earn-out
	Derivatives	Notes	Series B CPS	Derivatives	Payments	Total

Balance at January 1, 2014	$9,147,507	$—	$—	$—	$—	$9,147,507
Issuances	—	—	—	—	410,000	410,000
Revaluation gains included in gain on revaluation of derivative liabilities, net	(2,200,200)	—	—	—	—	(2,200,200)
Change in undiscounted contingent earn-out liability	—	—	—	—	(229,300)	(229,300)
Change in contingent earn-out adjustment included in interest expense	—	—	—	—	98,300	98,300
Settlements	(6,821,139)	—	—	—	—	(6,821,139)
Balance at December 31, 2014	$126,168	$—	$—	$—	$279,000	$405,168

Total gains included in other income and expenses attributable to liabilities still held as of December 31, 2014	$1,239,773	$—	$—	$—	$131,000	$1,370,773
		Conversion
		Element of	Conversion		Contingent
	Warrant	Promissory	Element of	Series A CPS	Earn-out
	Derivatives	Notes	Series B CPS	Derivatives	Payments	Total

Balance at January 1, 2013	$102,695	$274,928	$1,210,909	$619,652	$—	$2,208,184
Issuances	7,962,081	—	—	—	—	7,962,081
Revaluation (gains) losses included in other income and expenses	1,082,731	(274,928)	(128,558)	(173,050)	—	506,195
Settlements	—	—	(1,082,351)	(446,602)	—	(1,528,953)
Balance at December 31, 2013	$9,147,507	$—	$—	$—	$—	$9,147,507

Total gains (losses) included in other income and expenses attributable to liabilities still held as of December 31, 2013	$(1,082,732)	$—	$—	$—	$—	$(1,082,732)